Capital Management	12 Months Ended
Dec. 31, 2019
Capital Management [Abstract]
Capital Management
CAPITAL MANAGEMENT

($ millions)	2019	2018
Long-term debt (1)	2,905.1	4,276.7
Adjusted working capital deficiency (2)	126.1	208.2
Unrealized foreign exchange on translation of US dollar long-term debt	(265.9)	(473.6)
Net debt	2,765.3	4,011.3
Shareholders’ equity	5,342.7	6,612.8
Total capitalization	8,108.0	10,624.1

(1)	Includes current portion of long-term debt.

(2)
Adjusted working capital deficiency is calculated as accounts payable and accrued liabilities and long-term compensation liability, less cash, accounts receivable, prepaids and deposits and long-term investments.

The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the years ended December 31, 2019 and December 31, 2018:

($ millions)	2019	2018
Cash flow from operating activities	1,742.9	1,748.0
Changes in non-cash working capital	47.5	(37.2)
Transaction costs	6.3	5.1
Decommissioning expenditures	28.7	25.3
Adjusted funds flow from operations	1,825.4	1,741.2

Crescent Point's objective for managing its capital structure is to maintain a strong balance sheet and capital base to provide financial flexibility, position the Company to fund future development projects and provide returns to shareholders.
Crescent Point manages and monitors its capital structure and short-term financing requirements using a measure not defined in IFRS, the ratio of net debt to adjusted funds flow from operations. Net debt to adjusted funds flow from operations is used to measure the Company's overall debt position and to measure the strength of the Company's balance sheet. Crescent Point's objective is to manage this metric to be well positioned to execute its business objectives during periods of volatile commodity prices. Crescent Point monitors this ratio and uses this as a key measure in making decisions regarding financing, capital spending and dividend levels. The Company's net debt to adjusted funds flow from operations ratio at December 31, 2019 was 1.5 times (December 31, 2018 - 2.3 times).
Crescent Point is subject to certain financial covenants on its credit facilities and senior guaranteed notes agreements and was in compliance with all financial covenants as at December 31, 2019. See Note 12 - "Long-term Debt" for additional information regarding the Company's financial covenant requirements.